UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05037


Professionally Managed Portfolios
(Exact name of registrant as specified in charter)


615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)


Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)


Registrant's telephone number, including area code: (626) 914-7383





Date of fiscal year end: March 31

Date of reporting period: June 30, 2009









SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)_Professionally Managed Portfolios


By (Signature and Title) /s/Robert M. Slotky
			Robert M. Slotky
			President


Date July 23, 2009


* Print the name and title of each signing officer under his or her signature.



Company Name			Meeting Date	CUSIP		Ticker
Addvantage Tech Group Inc.	3/5/2009	006743-30-6	AEY

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Kenneth A. Chymiak	Issuer
For	For	Director - David E. Chymiak	Issuer
For	For	Director - Thomas J. Franz	Issuer
For	For	Director - Paul F. Largess	Issuer
For	For	Director - James C. McGill	Issuer
For	For	Director - Daniel E. O'Keefe	Issuer
For	For	Director - Stephen J. Tyde	Issuer
For	For	Proposal to ratify the
		appointment of HoganTaylor
		as our independent auditors	Issuer






Company Name		Meeting Date	CUSIP		Ticker
Allion Healthcare Inc.	5/16/2009	019615-10-3	ALLI

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	To ratify the appointment of
		BDO Seidman, LLP as Allion's
		independent registered public
		accounting firm for 2009.	Issuer




Company Name		Meeting Date	CUSIP		Ticker
Appliance RcycCtrs Amer	5/14/2009	03814F-20-5	ARCI

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Edward R. Cameron	Issuer
For	For	Director - Duane S. Carlson	Issuer
For	For	Director - Thomas F. Hunt Jr	Issuer
For	For	Director - Morgan J. Wolf	Issuer
For	For	Director - Glynnis A. Jones	Issuer



Company Name		Meeting Date	CUSIP		Ticker
Broadcast Intl Inc.	6/2/2009	111D1M-10-0	BCST

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - William Davidson PhD	Issuer
For	For	Director - Rodney M. Tiede	Issuer
For	For	Director - James E. Solomon	Issuer
For	For	Director - Kirby D. Cochran	Issuer
For	For	Director - Richard Benowitz	Issuer
For	For	Director - William Boyd	Issuer
For	For	The ratification and approval
		of the adoption of the 2008
		equity incentive plan		Issuer
For	For	The ratification of the
		selection of HJ & Associates,
		LLC as our independent
		registered public accounting
		firm for 2009.			Issuer



Company Name		Meeting Date	CUSIP		Ticker
Compellent Techs Inc.	5/21/2009	20452A-10-8	CML

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Neel Sarkar		Issuer
For	For	Director - R. David Spreng	Issuer
For	For	Director - Duston M. Williams	Issuer
For	For	To ratify the selection of
		Grant Thornton LLP as
		Compellent's independent
		registered public accounting
		firm for the year ending
		December 31, 2009, as desribed
		in the accompanying proxy
		statement.			Issuer




Company Name		Meeting Date	CUSIP		Ticker
CorVel Corporation	8/14/2008	221006-10-9	CRVL

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - V. Gordon Clemons	Issuer
For	For	Director - Steven J. Hamerslag	Issuer
For	For	Director - Alan R. Hoops	Issuer
For	For	Director - R. Judd Jessup	Issuer
For	For	Director - Jean H. Macino	Issuer
For	For	Director - Jeffrey J. Michael	Issuer
For	For	Approve an Amendment to the
		Restated Omnibus Incentive Plan
		to reduce the number of shares
		of common stock underlying
		options to be granted under the
		Automatic Option Grant Program
		from 11,250 to 7500 shares for
		initial automatic option grants
		to be awarded to a Director upon
		first joining the Boad, all as
		more fully described in the
		Proxy Statement.		Issuer
For	For	To ratify the appointment of
		Haskell & White LLP as our
		independent auditors for the
		fiscal year ending March 31,
		2009.				Issuer



Company Name		Meeting Date	CUSIP		Ticker
Computer Task Group Inc	5/13/2009	205477-10-2	CTGX

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - John M. Palms	Issuer
For	For	Director - Daniel J. Sullivan	Issuer




Company Name		Meeting Date	CUSIP		Ticker
Diamond Foods Inc.	1/29/2008	252603-10-5	DMND

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Joseph P. Silveira	Issuer
For	For	Director - Laurence M. Baer	Issuer
For	For	Director - Michael J. Mendes	Issuer
For	For	Approval of Deloitte Touche LLP
		as independent registered
		public accounting firm.		Issuer



Company Name		Meeting Date	CUSIP		Ticker
DataLink Corporation	5/13/2009	237934-10-4	DTLK

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Brent G. Blackey	Issuer
For	For	Director - Paul F. Lidsky	Issuer
For	For	Director - Margaret A. Loftus	Issuer
For	For	Director - Greg R. Meland	Issuer
For	For	Director - J Patrick O'Halloran	Issuer
For	For	Director - James E. Ousley	Issuer
For	For	Director - Robert M. Price	Issuer
For	For	Director - Charles B. Westling	Issuer
For	For	To approve the DataLink 2009
		Incentive Compensation Plan	Issuer




Company Name		Meeting Date	CUSIP		Ticker
Ebix, Inc.		9/26/2008	2787125-20-6	EBIX

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Robin Raina		Issuer
For	For	Director - Hans U. Benz		Issuer
For	For	Director - Pavan Bhalla		Issuer
For	For	Director - Neil D. Eckert	Issuer
For	For	Director - Rolf Herter		Issuer
For	For	Director - Hans Ueli Keller	Issuer
For	For	To amend the Company's
		Certificate of Incorporation
		to increase the Company's
		number of authorized shares
		from 10,000,000 to 20,000,000.	Issuer





Company Name		Meeting Date	CUSIP		Ticker
EDAP Tms S A		2/26/2009	268311-10-7	EDAP

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Authorization to be granted to
		the Board of Directors of the
		Company to increase the
		Company's share capial by
		issuing shares to one category
		of persons or legal entities,
		with preferential subscription
		rights of existing shareholders
		suppressed in favor of such
		persons or legal entities.	Issuer
Against	Against	Authorization to be granted to
		the Board of Directors of the
		Company to increase the
		Company's share capital by
		issuing shares reserved for
		members of savings plans, with
		preferential subscription rights
		of existing shareholders
		suppressed in favor of the
		members.			Issuer



Company Name		Meeting Date	CUSIP		Ticker
Easylink Svcs Intl Corp	1/8/2009	277858-10-6	ESIC

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Richard J. Berman	Issuer
For	For	Director - Kim D. Cooke		Issuer
For	For	Director - Donald R. Harkleroad	Issuer
For	For	Director - Paul D. Lapides	Issuer
For	For	Director - John S. Simon	Issuer
For	For	Director - Thomas J. Stallings	Issuer
For	For	Proposal to ratify the
		appointment of Friedman LLP
		to be the company's
		independent registered public
		accounting firm for the fiscal
		year ending July 31, 2009.	Issuer




Company Name		Meeting Date	CUSIP		Ticker
Health Fitness Corp	5/27/2009	42217V-20-1	FIT

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - David F. Durenberger	Issuer
For	For	Director - K. James Eihlen	Issuer
For	For	Director - Gregg O. Lehman	Issuer
For	For	Director - Linda Hall Keller	Issuer
For	For	Director - Roberg J. Marzec	Issuer
For	For	Director - John C. Penn	Issuer
For	For	Director - Curtis M. Selquist	Issuer
For	For	Director - Mark W. Sheffert	Issuer
For	For	Director - Rodney A. Young	Issuer
For	For	Ratify selection of Grant
		Thornton LLP as indpendent
		registered public accounting
		firm.				Issuer
For	For	Approve a 200,000 share
		increase in the number of
		shares reserved for the
		company's 1995 employee stock
		purchase plan			Issuer






Company Name		Meeting Date	CUSIP		Ticker
Granite Cty Fd & Brewry	6/23/2009	38724Q-10-7	GCFB

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Steven J. Wagenheim	Issuer
For	For	Director - Arthur E. Pew III	Issuer
For	For	Director - James G. Gilbertson	Issuer
For	For	Director - Bruce H. Senske	Issuer
For	For	Director - Eugene E. McGowan	Issuer
For	For	The ratify the appointment of
		Schechter, Dokken, Kanter,
		Andres & Selcer, Ltd. as our
		independent registered public
		accounting firm for the fiscal
		year ending December 29, 2009	Issuer





Company Name		Meeting Date	CUSIP	Ticker
Globecomm Systems Inc.	11/20/2008	37956X-10-3	GCOM

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Richard E. Caruso	Issuer
For	For	Director - David E. Hershberg	Issuer
For	For	Director - H.L. Hutcherson Jr	Issuer
For	For	Director - Brian T. Maloney	Issuer
For	For	Director - Jack A. Shaw		Issuer
For	For	Director - A. Robert Towbin	Issuer
For	For	Director - C.J. Waylan		Issuer
For	For	Ratification of independent
		registered public accounting
		firm of the company as
		described in the proxy
		statement.			Issuer



Company Name		Meeting Date	CUSIP		Ticker
Heska Corporation	5/5/2009	42805E-10-8	HSKA

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - William A Aylesworth	Issuer
For	For	Director - Robert B Grieve PhD	Issuer
For	For	To approve an amendment to
		Heska Corporation's 1997 stock
		incentive plan (the 1997 Stock
		Plan), which would reduce the
		number of shares which could
		be issued and allow for the
		further issuance of incentive
		stock options under the 1997
		Stock Plan			Issuer
For	For	To ratify the appointment of
		Ehrhardt Keefe Steiner &
		Hottman PC as Heska
		Corporation's independent
		registered public accountant.	Issuer
For	For	To consider such other business
		as may properly come before the
		2009 annual meeting		Issuer




Company Name		Meeting Date	CUSIP		Ticker
Integramed America Inc	5/12/2009	45810N-30-2	INMD

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Kush K. Agarwal	Issuer
For	For	Director - Gerardo Canet	Issuer
For	For	Director - Jay Higham	Issuer
For	For	Director - Wayne R. Moon	Issuer
For	For	Director - Lawrence J. Stuesser	Issuer
For	For	Director - Elizabeth E. Tallett	Issuer
For	For	Director - Y.S. Thornton MD	Issuer
For	For	To approve amendment to 2007
		long-term compensation plan
		to increase shares authorized
		for issuance from 500,000 to
		750,000 shares.			Issuer





Company Name		Meeting Date	CUSIP		Ticker
I-Many Inc.		6/25/2009	449973Q-10-3	INMY

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	To adopt the agreement and plan
		of merger, dated as of April
		29, 2009, as amended May 29,
		2009 by and among Sapphire
		Stripe Holdings Inc., Sapphire
		Stripe Acquisition Company and
		the company, a copy of which is
		attached as annex A to the
		accompanying proxy statement	Issuer
For	For	To approve a proposal to
		adjourn the special meeting,
		if necessary or appropriate, to
		solicit additional proxies if
		there are not sufficient votes
		at the time of the special
		meeting to approve proposal
		No. 1.				Issuer





Company Name		Meeting Date	CUSIP		Ticker
Insignia Systems Inc.	5/20/2009	45765Y-10-5	ISIG

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Donald J. Kramer	Issuer
For	For	Director - Scott F. Drill	Issuer
For	For	Director - Peter V. Derycz	Issuer
For	For	Director - Reid V. MacDonald	Issuer
For	For	Director - Gordon F. Stofer	Issuer
For	For	To approve an amendment to the
		company's 2003 incentive stock
		option plan to increase the
		number of shares reserved for
		issuance under the plan from
		2,375,000 to 2,625,000 shares.	Issuer




Company Name		Meeting Date	CUSIP		Ticker
Iteris, Inc.		9/19/2008	46564T-10-7	ITI

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Richard Char	Issuer
For	For	Director - Kevin C. Daly	Issuer
For	For	Director - Gregory A. Miner	Issuer
For	For	Director - Abbas Mohaddes	Issuer
For	For	Director - John W. Seazholtz	Issuer
For	For	Director - Jeol Slutzky	Issuer
For	For	Director - Thomas L. Thomas	Issuer
For	For	To ratify the appointment of
		McGladrey & Pullen, LLP as our
		independent auditors for the
		fiscal year ending
		March 31, 2009.			Issuer






Company Name		Meeting Date	CUSIP		Ticker
Landec Corporation	10/16/2008	514766-10-4	LNDC

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Frederick Frank	Issuer
For	For	Director - Stephen E. Halprin	Issuer
For	For	Director - R.S. Schneider PhD	Issuer
For	For	Director - Kenneth E. Jones	Issuer
For	For	To ratify the appointment of
		Ernst & Young LLP as the
		Company's independent
		registered public accounting
		firm for the fiscal year
		ending May 31, 2009.		Issuer
For	For	To authorize and approve a
		change of the Company's
		domicile from California to
		Delaware effected by the
		Merger of the Company, a
		California corporation, with
		and into Landec Corporation,
		a newly formed wholly-owned
		subsidiary of the Company
		incorporated under the Delaware
		General Corporation Law for the
		purpose of effecting the change
		of domicile.			Issuer



Company Name		Meeting Date	CUSIP		Ticker
Matrixx Initiatives Inc	8/26/2008	57685L-10-5	MTXX

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Lori H. Bush		Issuer
For	For	Director - Carl J. Johnson	Issuer
For	For	To ratify the appointment of
		Mayer Hoffman McCann P.C. as
		the independent registered
		public accounting firm of
		Matrixx Initiatives, Inc. for
		the fiscal year ending
		March 31, 2009.			Issuer



Company Name		Meeting Date	CUSIP		Ticker
Oculus Innvtv Scncs Inc	8/27/2008	67575P-10-8	OCLS

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Hojabr Alimi		Issuer
For	For	Director - Gregg Alton		Issuer
For	For	Director - Jay Birnbaum		Issuer
For	For	Director - Robert Burlingame	Issuer
For	For	Director - Richard Conley	Issuer
For	For	Director - Gregory French	Issuer
For	For	Director - James Schutz		Issuer
For	For	To approve the Amendment of the
		Company's Restated Certificate
		of Incorporation to create a
		Classified Board of Directors
		comprised of three classes with
		staggered terms.		Issuer
For	For	To ratify the appointment of
		Marcum & Kliegman LLP as the
		Company's independent
		registered public accounting
		firm.				Issuer
For	For	In their discretion, the
		Proxies are authorized to vote
		upon such other business as may
		properly come before the Meeting
		or any postponement or
		adjournment thereof.		Issuer




Company Name		Meeting Date	CUSIP		Ticker
RCM Technologies Inc	6/18/2009	749360-40-0	RCMT

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Norman S. Berson	Issuer
For	For	Approval of an amendment to the
		RCM Technologies, Inc. 2001
		employee stock purchase plan.	Issuer
For	For	Ratification of the appointment
		by the board of directors of
		Grant Thornton LLP as indpendent
		accountants for the company for
		the fiscal year ending
		December 26, 2009.		Issuer



Company Name		Meeting Date	CUSIP	Ticker
Wireless Ronin Tchs Inc	6/11/2009	97652A-20-3	RNIN

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - James C. Granger	Issuer
For	For	Director - Gregory T. Barnum	Issuer
For	For	Director - Stephen F. Birke	Issuer
For	For	Director - Thomas J. Moudry	Issuer
For	For	Director - William F. Schnell	Issuer
For	For	Director - Brett A. Shockley	Issuer
For	For	Director - Geoffrey J. Obeney	Issuer
For	For	To approve the amendment to our
		amended and restated 2006
		equity incentive plan.		Issuer
For	For	To ratify the appointment of
		Virchow, Krause, & Co., LLP as
		our independent auditors for
		the year ended December 31,
		2009.				Issuer



Company Name		Meeting Date	CUSIP		Ticker
Softbrands Inc		2/17/2009	83402A-10-7	SBN

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Randal B. Tofteland	Issuer
For	For	Director - Elaine Wetmore	Issuer
For	For	To approve an amendment to the
		2001 stock incentive plan, to
		authorize a stock option and
		stock appreciation right
		exchange program for employees	Issuer



Company Name		Meeting Date	CUSIP		Ticker
Secure Computing Corp.	11/14/2008	813705-10-0	SCUR

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	To adopt the agreement and plan
		of merger, dated as of September
		21, 2008, by and among Mcafee,
		Inc. Seabiscuit acquisition
		corporation and secure
		computing corporation		Issuer
For	For	Proposal to adjourn the special
		meeting, if necessary, to
		solicit additional proxies if
		there are not sufficient votes
		in favor of adoption of the
		merger agreement		Issuer





Company Name		Meeting Date	CUSIP		Ticker
Span-Amer Med Sys Inc	2/12/2009	846396-10-9	SPAN

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Guy R. Guarch	Issuer
For	For	Director - Thomas D. Henrion	Issuer
For	For	Director - Linda D. Norman	Issuer



Company Name		Meeting Date	CUSIP		Ticker
Tennant Company		4/29/2009	880345-10-3	TNC

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Jeffrey A. Balagna	Issuer
For	For	Director - Steven A. Sonnenberg	Issuer
For	For	To ratify the appointment of
		KPMG LLP as the independent
		registered public accounting
		firm of the company.		Issuer
For	For	In their discretion, the
		proxies are authorized to vote
		upon such other business as may
		properly come before the
		meeting				Issuer

Company Name		Meeting Date	CUSIP		Ticker
Uroplasty, Inc.		9/18/2008	917277-20-4	UPI

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Sven A. Wehrwein	Issuer
For	For	Director - R. Patrick Maxwell	Issuer
For	For	Amendment of our 2006 Stock and
		Incentive Plan to increase the
		number of shares of our common
		stock available for awards
		granted under the Plan by
		1,500,000			Issuer




Company Name		Meeting Date	CUSIP		Ticker
US Physical Therapy Inc	5/19/2009	90337L-10-8	USPH

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Daniel C. Arnold	Issuer
For	For	Director-Christopher J Reading	Issuer
For	For	Director-Lawrance W. McAfee	Issuer
For	For	Director-Mark J. Brookner	Issuer
For	For	Director-Bruce D. Broussard	Issuer
For	For	Director-Bernard A. Harris, Jr	Issuer
For	For	Director-Marlin W. Johnson	Issuer
For	For	Director-J. Livingston Kosberg	Issuer
For	For	Director-Jerald L. Pullins	Issuer
For	For	Director-Regg E. Swanson	Issuer
For	For	Director-Clayton K. Trier	Issuer
For	For	Ratification of the appointment
		of Grant Thornton LLP as our
		independent registered public
		accounting firm for 2009	Issuer



Company Name		Meeting Date	CUSIP		Ticker
WPT Enterprises Inc.	5/20/2009	98211W-10-8	WPTE

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director - Lyle Berman	Issuer
For	For	Director - Steven Lipscomb	Issuer
For	For	Director - Michael Beindorff	Issuer
For	For	Director - Bradley Berman	Issuer
For	For	Director - Joseph Carson Jr	Issuer
For	For	Director - Ray Moberg		Issuer
For	For	Director - Mimi Rogers		Issuer
For	For	Approval of the amendment of
		our certificate of incorporation
		to effect a reverse stock split	Issuer
For	For	Ratify the appointment of
		Piercy, Bowler, Taylor & Kern
		as our independent registered
		public accounting firm for 2009	Issuer
For	For	Approval of such other business
		as may properly come before the
		meeting or any adjournments
		thereof.			Issuer


USbancorp
Approval for EDGAR Filings
U.S. BANCORP PROJECT NAME: Perkins Discovery Fund
SUBMISSION HEADER FORM TYPE: Form N-PX
DESCRIPTION: Annual Report of Proxy Voting Record
TO: Robert M. Slotky
FROM:
Name: Cheryl Bcnnett
Plione No. (414) 765-5376
Fax No. (4 14) 276-8207
I have reviewed the proofs for correctness and accuracy of the data and hereby given my approval to file with the Securities and Exchange Commission via EDGAR.
Signed: /s/Robert M. Slotky
Date: August 10,2009
US Bancorp Fund Services, LLC
615 E. Michigan Street LC-2
Milwaukee, WI 53202